Schedule of Amortization Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
2024	$ 98
2024	131
2025	132
Thereafter	213
Total	$ 574
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
2024		$ 131
2025		131
Total		607
2026		132
2027		131
2028		$ 82